Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
U.S.	$ 6,674	$ 1,600	$ 8,862
International	20,378	20,667	19,209
Income before income taxes	$ 27,052	$ 22,267	$ 28,071